Private Placement (Details 3) (USD $)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended	14 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013
Derivative [Line Items]
Fair value of Financing Warrant	$ 0			$ 0	$ 724,000	$ 724,000	$ 724,000
Total	0	0	9,040	0	887,062	887,062	887,062
Convertible Notes Payable [Member]
Derivative [Line Items]
Fair value of Financing Warrant						186,500
Cash placement agent fee						538,393
Legal and other expenses						162,169
Total						$ 887,062